Critical estimates and accounting judgments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Critical estimates and accounting judgments
4	Critical estimates and accounting judgments
In preparing these consolidated financial statements, management has made judgments and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ from these estimates. Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are recognized prospectively.
Estimates and assumptions
The key assumptions about the future and other key sources of estimated uncertainty as of the reporting date that includes significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared.

i.	Recognition and measurement of provisions for tax, civil, and labor risks
Provisions tax, civil and labor risks are recognized when the Group has a present obligation, legal or constructive as the result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. The assessment of the likelihood of loss includes an assessment of the ranges available, a hierarchy of laws, available jurisprudence, such as more recent court decisions, and their relevance in the legal system, as well as the assessment of outside legal counsel. Management believes that these provisions for tax, civil and labor risks are appropriately recognized in the financial statements.

ii.	Credit losses on trade receivables
The Group recognizes an allowance for expected credit losses (ECLs) for trade receivables applying a simplified approach in calculating ECLs. As a result, the Group does not track changes in credit risk but rather recognizes an allowance for doubtful accounts based on lifetime ECLs at each reporting date. The Group uses judgment in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s past historic estimates at the end of each reporting period. Details of the key assumptions and inputs used are disclosed on note 26.2(a)(iii).

iii.	Fair value of the consideration transferred in subsidiaries acquisition.
The Group has agreed to pay the selling shareholders additional consideration if the acquired subsidiaries comply with certain performance conditions. The Group has estimated the probability of compliance of that condition to recognize the earn-out
and its fair value at the acquisition date. For details, refer to note 3.

iv.	Impairment of non-financial assets
The Group tests whether goodwill and intangible assets have suffered any impairment on an annual basis. For the year ended December 31, 2022 and 2021, the recoverable amount was determined based on value-in-use
calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management. For more details of the estimates and assumptions used, refer to note 14.

v.	Share-based compensation
The Group has granted stock options and restricted stock units to certain employees, consultants, and members of the Company’s board of directors. Share-based compensation is measured based on the fair value of the awards on the grant date. A share-based compensation expense is recognized over the period the recipient is required to perform services in exchange for the award, generally the vesting period.
Estimating fair value for share-based payment transactions requires the determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
Prior to the Company’s initial public offering, the Group used certain methodologies to estimate fair value, which include third-party appraisals or private placements and equity transactions with third parties close to the applicable grant date and other valuation techniques, including option pricing models such as Black-Scholes and Binomial.
Following the initial public offering, the fair value for share-based payment transactions is based on the closing sales price for Class A common shares on the NYSE on the date of the grant or on the trading day immediately prior to such date.
For a more detailed description of the Company’s share-based compensation plan, refer to note 25.

vi.	Deferred tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis. For more details of the estimates and assumptions used, refer to note 11.

vii.	Useful life rate of intangible and fixed assets
Property and equipment and intangible assets are depreciated and amortized over their useful lives. The useful life is based on management’s estimates for the period in which the assets will contribute to generate revenue and is periodically reviewed. Changes in estimates may result in significant changes in the book value. Revisions to these estimates are recognized prospectively.
Judgments
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements included the following:

i.	Lease term
The Group determines the lease term as the
non-cancellable
term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group has the option, under some of its leases, to lease the assets for additional terms. The Group applies judgment in evaluating whether it is reasonably certain to exercise the option to renew. It considers all relevant factors that create an economic incentive for it to exercise the renewal such as contractual terms and conditions for the optional periods compared with market rates and the length of a non-cancellable
period of a lease. The Group evaluated and concluded that it is not reasonably certain that the Group will activate renew options for contracts that contain lease terms longer than 10 years.
After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that are within its control and affect its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

ii.	Incremental lease rate
The Group is unable to determine the implicit discount rate to be applied to its lease agreements. Therefore, the incremental rate on the lessee’s loan is used to calculate the present value of the lease liabilities at the initial registration of the lease.
The lessee’s incremental loan rate is the interest rate that the lessee would have to pay when borrowing funds for the acquisition of an asset similar to the asset object of the lease, for a similar term and with a similar guarantee, the funds required to obtain the asset with a value similar to the right of use asset in a similar economic environment.
Obtaining this rate involves a high degree of judgment and should be a function of the lessee’s credit risk, the term of the lease, the nature and quality of the collateral offered, and the economic environment in which the transaction takes place. The rate calculation process preferably uses readily observable information from which to make the necessary adjustments to arrive at its incremental lending rate.